Financing Liabilities - Financing Liabilities Presented in Non-current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 12,248,299	¥ 9,621,363
Reclassification to current liabilities (Current portion)	(3,773,148)	(2,667,843)
Total	8,475,151	6,953,520
Loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	1,321,417	984,333
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	7,026,249	5,900,016
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	1,439,571	866,042
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 2,461,062	¥ 1,870,972